Document and Entity Information	May 12, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	DOW CHEMICAL CO /DE/
Entity Central Index Key	0000029915
Amendment Flag	false
Document Type	8-K
Document Period End Date	May 12, 2020
Entity File Number	001-03433
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-1285128
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
City Area Code	989
Local Phone Number	636-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
0.500% Notes due March 15, 2027 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.500% Notes due March 15, 2027
Trading Symbol	DOW/27
Security Exchange Name	NYSE
1.125% Notes Due March 152032 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due March 15, 2032
Trading Symbol	DOW/32
Security Exchange Name	NYSE
1.875% Notes Due March 152040 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due March 15, 2040
Trading Symbol	DOW/40
Security Exchange Name	NYSE
4.625% Notes Due October 12044 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.625% Notes due October 1, 2044
Trading Symbol	DOW/44
Security Exchange Name	NYSE